Income Tax - Information About Unused Loss Carryforwards (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 3,554	$ 116	$ 2,730
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	277
Unused tax losses [Member] | 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	136
Unused tax losses [Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	41
Unused tax losses [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	22
Unused tax losses [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	11
Unused tax losses [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	9
Unused tax losses [Member] | 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	2
Unused tax losses [Member] | 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	33
Unused tax losses [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	12
Unused tax losses [Member] | 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	3
Unused tax losses [Member] | 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 8